Derivative financial assets and liabilities (Details) R$ in Thousands, $ in Thousands		12 Months Ended
	Nov. 11, 2021	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 BRL (R$)
Derivative financial instruments
Derivative financial assets				R$ 861
Current derivative financial assets				301
Non-current derivative financial assets				560
Derivative financial liabilities		R$ 113,847		223,561
Current derivative financial liabilities		3,693
Non-current derivative financial liabilities		110,154		223,561
Interest rate swap contract | Geekie
Derivative financial instruments
Derivative financial assets				861
Derivative financial liabilities		8,193
Interest rate, derivative asset (percentage)	2.45%
Net financial expense		11,528
Interest rate swap contract | Geekie | CDI
Derivative financial instruments
Basis spread on variable rate (percentage)	1.70%
Put option
Derivative financial instruments
Derivative financial liabilities		105,654		R$ 223,561
Derivative financial liabilities		R$ 639,876	$ 117,907